Document and Entity Information	Feb. 01, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2024
Entity File Number	000-50600
Entity Registrant Name	BLACKBAUD INC
Entity Central Index Key	0001280058
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2617163
Entity Address, Address Line One	65 Fairchild Street
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29492
City Area Code	843
Local Phone Number	216-6200
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	BLKB
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(g) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ